Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Commissions (including $932,123, $630,433 and $799,997, respectively, to related party)	$ (3,703,657)	$ (2,842,708)	$ (4,386,498)
Net revenue	61,083,227	47,591,924	70,183,369
Operating expenses
Voyage expenses, net	6,057,692	3,993,031	(2,025,120)
Vessel operating expenses (including $207,602, $191,655 and $272,283, respectively, to related party)	25,667,279	20,758,708	19,333,898
Dry-docking expenses	8,549,609	3,404,323	4,816,558
Vessel depreciation	13,877,730	10,966,621	10,757,177
Related party management fees	4,209,166	3,281,361	2,968,073
General and administrative expenses, related party	3,271,195	3,459,943	3,072,583
Net gain on sale of vessel	0	0	(2,856,525)
Impairment loss	2,796,605	0	0
Other operating loss	2,950,000	500,000	0
Bad debt expense	0	134,294	0
Total operating expenses	67,379,276	46,498,281	36,066,644
Operating income / (loss)	(6,296,049)	1,093,643	34,116,725
Other income / (expenses)
Interest and other financing costs	(7,956,478)	(6,486,814)	(3,853,047)
Gain on derivatives, net	637,697	1,218,375	3,189,610
Interest income	103,524	897,618	46,298
Foreign exchange gain / (loss)	(5,938)	(5,794)	43,085
Total other expenses, net	(7,221,195)	(4,376,615)	(574,054)
Net income / (loss)	(13,517,244)	(3,282,972)	33,542,671
Net loss attributable to the non-controlling interest	911,370	374,068	0
Net income / (loss) attributable to controlling shareholders	$ (12,605,874)	$ (2,908,904)	$ 33,542,671
Earnings / (loss) per share attributable to controlling shareholders – basic (in dollars per share)	$ (4.62)	$ (1.05)	$ 11.66
Weighted average number of shares outstanding during the year, basic (in shares)	2,727,698	2,763,121	2,876,320
Earnings / (loss) per share attributable to controlling shareholders – diluted (in dollars per share)	$ (4.62)	$ (1.05)	$ 11.61
Weighted average number of shares outstanding during the year, diluted (in shares)	2,727,698	2,763,121	2,889,991
Time Charter Revenue [Member]
Revenues
Revenue	$ 64,786,884	$ 47,824,857	$ 74,569,867
Voyage Charter Revenue [Member]
Revenues
Revenue	$ 0	$ 2,609,775	$ 0